Schedule I	12 Months Ended
Dec. 31, 2025
Schedule I
Schedule I

Appendix I

Schedule I has been provided pursuant to the requirements of Rule 12-04(a) of Regulation S-X, of the US Securities and Exchange Commission (SEC) which require condensed financial information as to the financial position, cash flows and results of operations of Ferroglobe PLC, as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with International Financial Reporting Standards have been condensed or omitted. The footnote disclosures contain supplementary information only and, as such, these statements should be read in conjunction with the notes to the accompanying consolidated financial statements.

Basis of Presentation

The presentation of Ferroglobe PLC separate condensed financial statements have been prepared using the same accounting policies as set out in the accompanying consolidated financial statements except that, in the separate condensed financial statements the investments in subsidiaries are being recorded at historic cost.

SCHEDULE I -  FERROGLOBE PLC (Parent company)

CONDENSED STATEMENT OF FINANCIAL POSITION AS OF DECEMBER 31, 2025 AND 2024

(in USD Thousands)

	2025	2024
ASSETS
Non-current assets
Investment in subsidiaries	651,711	649,936
Property, plant and equipment	206	338
Loans to group companies	—	3,250
Total non-current assets	651,917	653,524

Current assets
Loans to group companies	3,250	—
Trade and other receivables	129	347
Trade and other receivables from subsidiaries	20,043	26,619
Other current assets	286	368
Cash and cash equivalents	498	614
Total current assets	24,206	27,948
Total assets	676,123	681,472
EQUITY AND LIABILITIES
Equity
Share capital	1,964	1,964
Share premium	75,073	75,073
Other reserves	(227,309)	(224,394)
Retained earnings	679,814	711,258
Total equity	529,542	563,901

Non-current liabilities
Lease liabilities	145	286
Loans from group companies	13,803	61,447
Total non-current liabilities	13,948	61,733
Current liabilities
Debt instruments	26,014	10,135
Lease liabilities	149	137
Trade and other payables	1,927	3,196
Loans from group companies	59,626	10,303
Trade and other payables to subsidiaries	44,791	31,967
Other current liabilities	126	100
Total current liabilities	132,633	55,838
Total equity and liabilities	676,123	681,472

The accompanying notes are an integral part of these Condensed Financial Statements.

SCHEDULE I -  FERROGLOBE PLC (Parent company)

CONDENSED INCOME STATEMENT FOR THE PERIODS ENDING DECEMBER 31, 2025, 2024 and 2023

(in USD Thousands)

	2025	2024	2023

Other operating income	15,919	20,905	28,799
Other operating expense	(27,872)	(34,512)	(36,221)
Depreciation and amortization	(130)	(126)	(123)
Finance income	253	889	31,982
Finance costs	(7,002)	(6,477)	(19,638)
Exchange differences	(2,161)	447	86
Impairment (loss) gain	—	—	429
(Loss) profit before tax	(20,993)	(18,874)	5,314
Income tax benefit (expense)	—	367	115
Total (loss) profit for the year	(20,993)	(18,507)	5,429

The accompanying notes are an integral part of these Condensed Financial Statements.

SCHEDULE I - FERROGLOBE PLC (Parent company)

CONDENSED STATEMENT OF CASH FLOWS FOR THE PERIODS ENDING DECEMBER 31 2025, 2024 and 2023

(In USD thousands)

	2025	2024	2023

Cash flows from operating activities:
(Loss) profit for the year	(20,993)	(18,507)	5,429
Adjustments to reconcile net profit (loss) to net cash provided by operating activities:
Income tax (benefit) expense	—	(367)	(115)
Depreciation and amortization	130	126	123
Finance income	(253)	(889)	(31,982)
Finance costs	7,002	6,477	19,638
Exchange differences	2,161	(447)	(86)
Impairment (gain) loss	—	—	(429)
Changes in operating assets and liabilities:
Decrease (Increase) in trade and other receivables	6,694	12,536	53,052
(Decrease) increase in trade and other payables	6,687	(14,191)	(13,680)
Other changes in operating assets and liabilities	(1,234)	(215)	(8,276)
Income tax received	—	367	—
Net used cash (used) provided by operating activities	194	(15,110)	23,674
Cash flows from investing activities:
Payments due to investments:
Loans to group companies	—	—	(3,250)
Proceeds from loans to group companies	—	51,709	120,510
Net cash provided (used) by investing activities	—	51,709	117,260
Cash flows from financing activities:
Dividend paid	(10,451)	(9,758)	—
Repayment of debt instruments	(205)	—	—
Proceeds from debt instruments	50,244	10,255	—
Payments for debt issuance cost	(35,760)	(6)	—
Payments for lease liabilities	(158)	(153)	(149)
Proceeds from loans from group companies	18,171	40,947	6,770
Repayments of loans from group companies	(16,492)	(75,089)	(147,882)
Payments to acquire own shares	(4,691)	(2,428)	—
Interest paid	(1,173)	—	—
Net cash used in financing activities	(515)	(36,232)	(141,261)
Total net cash flows for the year	(321)	367	(327)
Beginning balance of cash and cash equivalents	614	227	605
Foreign exchange gain (losses) on cash and cash equivalents	205	20	(51)
Ending balance of cash and cash equivalents	498	614	227

The accompanying notes are an integral part of these Condensed Financial Statements.

SCHEDULE I - FERROGLOBE PLC (Parent company only)

Notes to Condensed Financial Statements

1. Basis for presentation

The presentation of Ferroglobe PLC separate condensed financial statements have been prepared using the same accounting policies as set out in the accompanying consolidated financial statements except that, in the separate condensed financial statements the investments in subsidiaries are being recorded at historic cost.

The Parent Company prepared these unconsolidated financial statements in accordance with International Accounting Standards 27, “Separate Financial Statements”, as issued by the International Accounting Standards Board, except that detailed note disclosures have been omitted with the exception of disclosures regarding material contingencies, long-term obligations and guarantees as permitted by Rule 12-04(a) of Regulation S-X.

2. Commitments, long term obligations and contingencies

Commitments and long term obligations

As of December 31, 2025, Ferroglobe PLC only has long-term obligations related to intercompany loans. These main long- term obligations are the following:

-$3.5 million to Ferroglobe USA Metallurgical, Inc related to a Promissory Note signed on October 1, 2020, extended in April 2024 and due on September 15, 2028.
-$10.3 million to Ferroglobe Holding Company, LTD related to a facility agreement signed on July 27, 2021, extended in October 2025 and due on October 31, 2030.

As of December 31, 2024, the main long- term obligations were the following:

-$57.9 million to Ferroglobe Holding Company, LTD related to a revolving credit facility signed on July 27, 2021 and due on November 31, 2026.
-$3.5 million to Ferroglobe USA Metallurgical, Inc related to a Promissory Note signed on October 1, 2020, extended in April 2024 and due on September 15, 2028.

Contingencies and guarantees

As of December 31, 2025 and 2024, Ferroglobe PLC is guarantor of $7 million in connection with the New Markets Tax Credit Program in relation to our Selma, Alabama, plant and due in the event any tax credits under the Program are disallowed or recaptured.

As of December 31, 2024, Ferroglobe PLC was also guarantor of €34.5 million ($38.3 million) in indebtedness issued by Ferroglobe Spain Metals and Ferroglobe Corporate Services under the agreement with the Sociedad Estatal de Participaciones Industriales (“SEPI”), a Spanish state-owned industrial holding company affiliated with the Ministry of Finance and Administration, which was fully repaid in 2025.

As of December 31, 2025, 2024 and 2023, Ferroglobe PLC has no material contingencies.

3.Dividends from subsidiaries

For the years ending December 31, 2025, 2024 and 2023 Ferroglobe PLC did not receive cash dividends from its subsidiaries.